Document and Entity Information	May 23, 2017
Prospectus:
Document Type	497
Document Period End Date	May 23, 2017
Registrant Name	MARKETOCRACY FUNDS
Central Index Key	0001090154
Amendment Flag	false
Document Creation Date	May 23, 2017
Document Effective Date	May 23, 2017
Prospectus Date	Oct. 28, 2016
The Masters 100 SM Fund | Investor Class
Prospectus:
Trading Symbol	MOFQX